Selected Balance Sheet Data	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Balance Sheet Data	Selected Balance Sheet Data
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid inventories	$1,745	$2,372
Prepaid expenses and other (1)	2,796	1,299
Contract assets	811	290
Financed insurance premiums	1,310	2,289
Assets held for sale	408	1,850
Total prepaid expenses and other current assets	$7,070	$8,100
__________________
(1)Primarily relates to prepaid licenses and subscriptions, prepaid insurance and other receivables.
Other Current Liabilities
Other current liabilities for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Accrued expenses and other (1)	$7,435	$7,589
Contract liabilities	690	193
Customer deposits	2,364	721
Warranty liability	1,306	1,099
Equipment notes payable, current	350	303
Short-term insurance financing notes	1,003	2,065
Operating lease liabilities, current	1,664	1,530
Finance lease liabilities, current	2,005	2,116
Total other current liabilities	$16,817	$15,616
__________________
(1)Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals.
Revenue recognized for the year ended December 31, 2023 from the customer deposits balance as of December 31, 2022 was $0.4 million. Revenue recognized for the year ended December 31, 2022 from the customer deposits balance as of December 31, 2021 was $0.8 million.
Other Non-Current Liabilities
Other non-current liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Accrued interest expense and other	$2,985	$784
Equipment notes payable, non-current	593	942
Operating lease liabilities, non-current	3,511	5,174
Finance lease liabilities, non-current	1,472	4,100
Total other non-current liabilities	$8,561	$11,000
Selected Balance Sheet Data
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Prepaid inventories	$2,801	$1,745
Prepaid expenses and other(1)	3,417	2,796
Contract assets	315	811
Financed insurance premiums	1,394	1,310
Assets held for sale	408	408
Total prepaid expenses and other current assets	$8,335	$7,070
__________________
(1)Primarily relates to assets acquired in connection with the ElectraMeccanica acquisition, prepaid licenses and subscriptions, prepaid insurance and other receivables.
Other Non-Current Assets
Other non-current assets as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Security deposits	$2,661	$1,599
Duty drawback receivable(1)	2,709	—
Other non-current assets	775	739
Total other non-current assets	$6,145	$2,338
__________________
(1)Represents the estimated amount that can be recovered from previously paid tariffs relating to crushed SOLO vehicles that were acquired in connection with the ElectraMeccanica acquisition.
Other Current Liabilities
Other current liabilities as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Accrued expenses and other (1)	$7,841	$7,435
Contract liabilities	279	690
Customer deposits	1,099	2,364
Warranty liability	1,143	1,306
Equipment notes payable, current	363	350
Short-term insurance financing notes	1,341	1,003
Operating lease liabilities, current	2,942	1,664
Finance lease liabilities, current	1,945	2,005
Total other current liabilities	$16,953	$16,817
__________________
(1)Primarily relates to the liabilities assumed in connection with the ElectraMeccanica acquisition, accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals.
Revenue recognized from the customer deposits balance for the six months ended June 30, 2024 and 2023 was $0.6 million and $0.4 million, respectively. Revenue recognized for the year ended December 31, 2023 from the customer deposits balance as of December 31, 2022 was $0.4 million.
Other Non-Current Liabilities
Other non-current liabilities as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Accrued interest expense and other	$4,466	$2,985
Equipment notes payable, non-current	497	593
Operating lease liabilities, non-current	18,345	3,511
Finance lease liabilities, non-current	464	1,472
Total other non-current liabilities	$23,772	$8,561